Prospectus Supplement

March 29, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 29, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2020

China Equity Portfolio

The Prospectus is hereby amended as follows:

The following is hereby added as the last row of the table in the section of the Prospectus entitled "Fund Summary—China Equity Portfolio—Fund Management—Portfolio Managers":

Name	Title with Sub-Adviser/Affiliate	Date Began Managing Fund
Leon Sun	Managing Director of Morgan Stanley Asia Limited	March 2021

The following is hereby added at the end of the section of the Prospectus entitled "Fund Summary—China Equity Portfolio—Fund Management—Portfolio Managers":

In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited, a foreign (non-U.S.) affiliate of Morgan Stanley Investment Management Inc. that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through this "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

The section of the Prospectus entitled "Fund Management—Portfolio Management—China Equity Portfolio" is hereby deleted and replaced with the following:

China Equity Portfolio

The Fund is managed by members of the Emerging Markets Equity team. The current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Amay Hattangadi and Leon Sun. Mr. Hattangadi has been associated with the Sub-Adviser in an investment management capacity since 1997. Mr. Sun has been associated with Morgan Stanley Asia Limited since March 2021. Prior to joining MSAL in March 2021, Mr. Sun was a Senior Portfolio Manager and Head of Investments for Hong Kong and China at a major asset management firm since 2011.

Please retain this supplement for future reference.

  IFICEPROSPT 3/21

Statement of Additional Information Supplement

March 29, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 29, 2021 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

China Equity Portfolio

The Statement of Additional Information is hereby amended as follows:

The following is hereby added as the last row of the table in the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2019 (unless otherwise indicated)—China Equity":

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
China Equity
Leon Sun*	0	$0	0	$0	0	$0

*  As of December 31, 2020.

The following is hereby added as the last row of the table in the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—China Equity":

Fund and Portfolio Managers	Fund Holdings
China Equity
Leon Sun*	None

*  As of December 31, 2020.

The first sentence of the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Participating Affiliate" is hereby deleted and replaced with the following:

In rendering investment advisory services to the Asia Opportunity, Emerging Markets, China Equity, Counterpoint Global, Global Opportunity, International Advantage and International Opportunity Portfolios, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited ("MSAL"), a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Please retain this supplement for future reference.